Summary of changes in share options outstanding (Details)		12 Months Ended
		Mar. 31, 2023 shares $ / shares	Mar. 31, 2023 shares ₨ / shares		Mar. 31, 2022 shares $ / shares	Mar. 31, 2022 shares ₨ / shares
Share plan 2006 and india share plan 2006 [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding at the beginning of the year		204,224	204,224		219,986	219,986
Number of options outstanding at the beginning of the year | (per share)		$ 82.19	₨ 329.33	[1]		₨ 318.33	[1]
Granted during the year
Granted during the year | ₨ / shares							[1]
Forfeited during the year
Forfeited during the year | ₨ / shares							[1]
Expired during the year		369	369		15,762	15,762
Expired during the year | ₨ / shares			₨ 356.65			₨ 351.37	[1]
Number of share options exercised in share-based payment arrangement
Exercised during the year | ₨ / shares							[1]
Number of options outstanding at the end of the year		203,855	203,855		204,224	204,224
Number of options outstanding at the end of the year | (per share)		$ 82.19	₨ 356.65		$ 82.19	₨ 329.33	[1]
Vested/exercisable		203,855	203,855		204,224	204,224
Vested/exercisable | ₨ / shares			₨ 356.65			₨ 329.23	[1]
2016 stock option and incentive plan [member]
IfrsStatementLineItems [Line Items]
Number of options outstanding at the beginning of the year		407,323	407,323		681,227	681,227
Number of options outstanding at the beginning of the year | ₨ / shares	[2]		₨ 246.66			₨ 293.23
Granted during the year
Granted during the year | ₨ / shares							[2]
Forfeited during the year		54,545	54,545		115,257	115,257
Forfeited during the year | ₨ / shares			₨ 164.38			₨ 154.20	[2]
Expired during the year		81,408	81,408		158,647	158,647
Expired during the year | ₨ / shares			₨ 362.67			₨ 560.80	[2]
Number of options outstanding at the end of the year		271,370	271,370		407,323	407,323
Number of options outstanding at the end of the year | ₨ / shares			₨ 259.07			₨ 246.66	[2]
Vested/exercisable		175,918	175,918		191,988	191,988
Vested/exercisable | ₨ / shares			₨ 311.02			₨ 352.82	[2]

[1]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 82.19 per USD as at March 31, 2023 (March 31, 2022 INR 82.19 per USD).
[2]	The weighted average exercise price per share is fixed in USD. The amount disclosed in INR are determined by multiplying exercise price per share in USD by exchange rate of INR 82.19 per USD as at March 31, 2023 (March 31, 2022 INR 82.19 per USD).